Document and Entity Information	Dec. 08, 2025
Cover [Abstract]
Entity Registrant Name	FMC CORP
Amendment Flag	false
Entity Central Index Key	0000037785
Document Type	8-K
Document Period End Date	Dec. 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-2376
Entity Tax Identification Number	94-0479804
Entity Address, Address Line One	2929 Walnut Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(215)
Local Phone Number	299-6000
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FMC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false